REALITY SHARES ETF TRUST

(the “Trust”)

Reality Shares DIVS ETF

Reality Shares DIVCON Leaders Dividend ETF

Reality Shares DIVCON Dividend Defender ETF

Reality Shares DIVCON Dividend Guard ETF

Reality Shares NASDAQ-100 DIVS Index ETF

Reality Shares DIVS Index ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 7, 2017 to the Funds’ currently effective Summary Prospectuses and Statutory Prospectus (each, a “Prospectus” and collectively, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses.

I.       Revisions to Principal Risks

Effective immediately, the current descriptions of the principal risks under the heading “Principal Risks” in each Fund’s “Fund Summary” section in each Prospectus are revised to include “Authorized Participant Concentration Risk” as an additional principal risk of the Funds. In addition, “ETF Trading Risk” is added as a principal risk for the Reality Shares DIVS ETF, Reality Shares NASDAQ-100 DIVS Index ETF and Reality Shares DIVS Index ETF and the current description of “ETF Trading Risk” for the Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF and Reality Shares DIVCON Dividend Guard ETF is deleted in its entirety and replaced. A description of each such new or revised principal risk is set forth below.

Authorized Participant Concentration Risk – Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

ETF Trading Risk – Active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Similar to shares of other issuers listed on a stock exchange, shares of the Fund may be sold short and are therefore subject to the risk of increased volatility in the trading price of the Fund’s shares. While the Fund expects that Authorized Participants’ ability to create and redeem Fund shares at NAV will be effective in reducing any such volatility, there is no guarantee that it will eliminate the volatility associated with short sales.

In addition, effective immediately, the principal risk descriptions under the headings “More Information About Each Fund’s Investment Objective, Principal Investment Strategies and Principal Risks – More Information About Each Fund’s Principal Risks” in each Statutory Prospectus are revised by adding “Authorized Participant Concentration Risk” and replacing the current description of “ETF Trading Risk.” A description of each such new or revised principal risk is set forth below.

Authorized Participant Concentration Risk – Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

ETF Shares Trading Risk – Shares of each Fund are listed on a national securities exchange (the “Exchange”) and typically trade at prices that differ from (and can be below) their NAV. The NAV of Fund shares will fluctuate with changes in the market value of the Fund’s holdings, and the exchange-traded prices of Fund shares may not fully reflect these market values. These differences may be more pronounced at or near the opening of trading on the Exchange, for newer or smaller ETFs, for ETFs that own less liquid securities or in certain market conditions. For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid or volatile markets. These price fluctuations may be significant. Although a Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. An unanticipated early closing of the Exchange may result in your inability to buy or sell shares of a Fund on that day. The Exchange may halt trading in Fund shares because of market conditions or other reasons. You may temporarily be unable to purchase or sell shares of the Fund if a trading halt occurs. Similar to shares of other issuers listed on a stock exchange, shares of a Fund may be sold short and are therefore subject to the risk of increased volatility in the trading price of the Fund’s shares. While each Fund expects that Authorized Participants’ ability to create and redeem Fund shares at NAV will be effective in reducing any such volatility, there is no guarantee that it will eliminate the volatility associated with short sales.

II.       Frequent Purchases and Redemptions of Fund Shares

Effective immediately, under the heading “Frequent Purchases and Redemptions of Fund Shares”, the last sentence of the paragraph is deleted in its entirety and replaced with the following:

To minimize these consequences, each Fund may impose a transaction fee on such Creation Unit transactions that is designed to offset the transfer and other transaction costs the Fund incurs. The Fund may elect to not impose a transaction fee in cases where no transaction costs will be borne by the Fund such as when the Fund’s custodian determines to not assess transaction costs or when an affiliate of the Fund pays any such transaction costs.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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REALITY SHARES ETF TRUST

(the “Trust”)

Reality Shares DIVS ETF

Reality Shares DIVCON Leaders Dividend ETF

Reality Shares DIVCON Dividend Defender ETF

Reality Shares DIVCON Dividend Guard ETF

Reality Shares NASDAQ-100 DIVS Index ETF

Reality Shares DIVS Index ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 7, 2017 to the Funds’ currently effective Statement of Additional Information (the “SAI”).

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective immediately, the information under the headings “Creation and Redemption of Creation Units – Creation/Redemption Transaction Fee” is deleted in its entirety and replaced with the following.

Creation/Redemption Transaction Fee. Generally, a transaction fee, as set forth in the table below, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants may be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. To minimize these consequences, each Fund may impose a transaction fee on such Creation Unit transactions that is designed to offset the transfer and other transaction costs the Fund incurs. The Funds may elect to not impose a transaction fee in cases where no transaction costs will be borne by the Fund such as when the Fund’s custodian determines to not assess transaction fees and charges in connection with creation and redemption transactions or when an affiliate of the Fund pays any such transaction costs. The Funds also may adjust the transaction fee from time to time. An additional charge or a variable charge (discussed below) will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust, and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the Funds Securities (defined below) from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary also may be charged a fee for such services.

Fund	Creation/Redemption Transaction Fee
Reality Shares DIVS ETF	$500
Reality Shares DIVCON Leaders Dividend ETF	$500
Reality Shares DIVCON Dividend Defender ETF	$500
Reality Shares DIVCON Dividend Guard ETF	$500
Reality Shares NASDAQ-100 DIVS Index ETF	$500
Reality Shares DIVS Index ETF	$500

In addition to the transaction fees listed above, the Funds may charge a variable fee for creations and redemptions in cash to offset brokerage and impact expenses associated with a cash transaction. The variable transaction fee will be calculated based on historical transaction cost data and the Adviser’s view of current market conditions; however, the actual variable fee charged for a given transaction may be lower or higher than the trading expenses incurred by the Funds with respect to that transaction. In no event will a creation transaction fee exceed 5% of the amount invested or a redemption transaction fee exceed 2% of the amount redeemed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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